May 1, 2026
BY EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Ladies and Gentlemen:
STATE FARM LIFE AND ACCIDENT ASSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT
1933 ACT REGISTRATION NO. 333-57579
1940 ACT REGISTRATION NO. 811-08831
In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, State Farm Life and Accident Assurance Company Variable Annuity Separate Account (the “Separate Account”) certifies that:
a)
the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Separate Account’s registration statement on Form N-4; and
b)
the text of the most recent post-effective amendment to the Separate Account’s registration statement was filed electronically with the Commission via EDGAR on April 30, 2026.
Sincerely,
/s/ Jon Allen
Jon Allen Counsel (309) 735-0030